FAIR VALUE OF FINANCIAL INSTRUMENTS - Financial Instrument Classification (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets and other assets	$ 21,889	$ 22,991
Financial assets pledged as collateral for liabilities or contingent liabilities	3,032	4,297
Disclosure of financial liabilities [line items]
Financial liabilities	47,413	54,094
FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	170	460
FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	187	331
Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	47,056	53,303
FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	937	964
FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	4,767	4,841
Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	16,185	17,186
Accounts payable and other (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	8,551	11,845
Accounts payable and other (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	170	460
Accounts payable and other (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	187	331
Accounts payable and other (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,194	11,054
Borrowings (current and non-current)
Disclosure of financial liabilities [line items]
Financial liabilities	38,862	42,249
Borrowings (current and non-current) | FVTPL
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | FVOCI
Disclosure of financial liabilities [line items]
Financial liabilities	0	0
Borrowings (current and non-current) | Amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	38,862	42,249
Provisions, decommissioning liabilities, deferred revenue, unearned premium reserve, work in progress, post-employment benefits and tax/duties
Disclosure of financial liabilities [line items]
Financial liabilities	8,140	6,533
Cash and cash equivalents
Disclosure of financial assets [line items]
Financial assets and other assets	3,239	3,252
Cash and cash equivalents | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Cash and cash equivalents | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	3,239	3,252
Accounts and other receivable, net (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	6,279	6,563
Accounts and other receivable, net (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	0	0
Accounts and other receivable, net (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	6,279	6,563
Financial assets (current and non-current)
Disclosure of financial assets [line items]
Financial assets and other assets	12,371	13,176
Financial assets (current and non-current) | FVTPL
Disclosure of financial assets [line items]
Financial assets and other assets	937	964
Financial assets (current and non-current) | FVOCI
Disclosure of financial assets [line items]
Financial assets and other assets	4,767	4,841
Financial assets (current and non-current) | Amortized cost
Disclosure of financial assets [line items]
Financial assets and other assets	$ 6,667	$ 7,371